Consolidated Statements of Equity and Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock issuance related expenses	$ 461	$ 6,415	$ 9,508
Percentage of equity interest in subsidiary sold		15.00%
Foreign currency translation adjustment tax effect		22,425
Ordinary Shares
Stock issuance related expenses	461	6,415	9,508
Additional Paid-in Capital
Stock issuance related expenses	461	6,415	9,508
Percentage of equity interest in subsidiary sold		15.00%
Foreign currency translation adjustment tax effect		22,425
Accumulated Other Comprehensive Income
Percentage of equity interest in subsidiary sold		15.00%
Foreign currency translation adjustment tax effect		22,425
Total LDK Solar Co., Ltd. Shareholders' Equity
Stock issuance related expenses	461	6,415	9,508
Percentage of equity interest in subsidiary sold		15.00%
Foreign currency translation adjustment tax effect		22,425
Non- controlling Interests
Percentage of equity interest in subsidiary sold		15.00%
Foreign currency translation adjustment tax effect		$ 22,425